Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

1 — DESCRIPTION OF BUSINESS

Adial Pharmaceuticals, Inc. (the "Company" or "Adial") was converted from a limited liability company formed under the name ADial Pharmaceuticals, LLC on November 23, 2010 in the Commonwealth of Virginia to a corporation and reincorporated in Delaware on October 1, 2017. Adial is presently engaged in the development of medications for the treatment of addictions and related disorders.

The Company has commenced its first Phase 3 clinical trial of its lead compound AD04 ("AD04") for the treatment of alcohol use disorder. Both the U.S. Food and Drug Administration ("FDA") and the European Medicines Authority ("EMA") have indicated they will accept heavy-drinking-based endpoints as a basis for approval for the treatment of alcohol use disorder rather than the previously required abstinence-based endpoints. Key patents have been issued in the United States, the European Union, and other jurisdictions for which the Company has exclusive license rights. The active ingredient in AD04 is ondansetron, a serotonin-3 antagonist. Due to its mechanism of action, AD04 has the potential to be used for the treatment of other addictive disorders, such as opioid use disorder, obesity, smoking, and other drug addictions.

1 — DESCRIPTION OF BUSINESS

Adial Pharmaceuticals, Inc. (the "Company" or "Adial") was converted from a limited liability company formed under the name ADial Pharmaceuticals, LLC on November 23, 2010 in the Commonwealth of Virginia to a corporation and reincorporated in Delaware on October 1, 2017. Adial is presently engaged in the development of medications for the treatment of addictions and related disorders.

The Company has commenced its first Phase 3 clinical trial of its lead compound AD04 ("AD04") for the treatment of alcohol use disorder. Both the U.S. Food and Drug Administration ("FDA") and the European Medicines Authority ("EMA") have indicated they will accept heavy-drinking-based endpoints as a basis for approval for the treatment of alcohol use disorder rather than the previously required abstinence-based endpoints. Key patents have been issued in the United States, the European Union, and other jurisdictions for which the Company has exclusive license rights. The active ingredient in AD04 is ondansetron, a serotonin-3 antagonist. Due to its mechanism of action, AD04 has the potential to be used for the treatment of other addictive disorders, such as opioid use disorder, obesity, smoking, and other drug addictions.

In July 2018, the Company raised proceeds of approximately $6.3 million in an initial public offering (the "IPO") of common stock and warrants, net of offering expenses. On July 27, 2018, the shares of common stock and offering warrants began trading on the Nasdaq Capital Market under the symbols "ADIL" and "ADILW", respectively. In February 2019, the Company raised proceeds of approximately $8.2 million in a follow-on underwritten public offering (the "Follow-on Offering") of shares of common stock and warrants, net of offering expenses.